SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance, opening	$ 192,651	$ 198,405
Addition
Repayments	(46,561)	(11,437)
Interest expense, accrued	4,977	5,562
Translation difference	(15,096)	121
Balance, ending	135,971	192,651
Long term loan – current portion	47,740	49,207
Long term loan – non-current portion	$ 88,231	$ 143,444